Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.27871%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$732,268.52

Principal:
Principal Collections	$10,663,804.39
Prepayments in Full	$5,255,971.14
Liquidation Proceeds	$52,108.12
Recoveries	$120,034.97
Sub Total	$16,091,918.62
Collections	$16,824,187.14

Purchase Amounts:
Purchase Amounts Related to Principal	$276,418.40
Purchase Amounts Related to Interest	$1,748.09
Sub Total	$278,166.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,102,353.63

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,102,353.63
Servicing Fee	$233,512.39	$233,512.39	$0.00	$0.00	$16,868,841.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,868,841.24
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,868,841.24
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,868,841.24
Interest - Class A-3 Notes	$98,865.16	$98,865.16	$0.00	$0.00	$16,769,976.08
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$16,616,682.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,616,682.08
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$16,563,802.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,563,802.33
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$16,524,177.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,524,177.00
Regular Principal Payment	$15,326,141.70	$15,326,141.70	$0.00	$0.00	$1,198,035.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,198,035.30
Residual Released to Depositor	$0.00	$1,198,035.30	$0.00	$0.00	$0.00
Total		$17,102,353.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,326,141.70
Total					$15,326,141.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,326,141.70	$51.09	$98,865.16	$0.33	$15,425,006.86	$51.42
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$15,326,141.70	$14.57	$344,664.24	$0.33	$15,670,805.94	$14.90

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$84,140,561.75	0.2804685	$68,814,420.05	0.2293814
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$242,470,561.75	0.2304568	$227,144,420.05	0.2158901

Pool Information
Weighted Average APR	3.152%	3.151%
Weighted Average Remaining Term	30.60	29.83
Number of Receivables Outstanding	22,611	21,894
Pool Balance	$280,214,871.23	$263,829,799.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$263,513,116.74	$248,186,975.04
Pool Factor	0.2492306	0.2346572

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$15,642,824.78
Targeted Overcollateralization Amount	$36,685,379.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,685,379.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$136,769.36
(Recoveries)		92	$120,034.97
Net Loss for Current Collection Period			$16,734.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0717%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0756%
Second Prior Collection Period			0.8281%
Prior Collection Period			0.3444%
Current Collection Period			0.0738%
Four Month Average (Current and Prior Three Collection Periods)			0.5805%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,785	$9,718,235.13
(Cumulative Recoveries)			$1,285,661.34
Cumulative Net Loss for All Collection Periods			$8,432,573.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7500%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,489.49
Average Net Loss for Receivables that have experienced a Realized Loss			$3,027.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.69%	284	$4,465,260.67
61-90 Days Delinquent	0.25%	31	$656,367.63
91-120 Days Delinquent	0.04%	8	$118,366.44
Over 120 Days Delinquent	0.12%	19	$317,503.30
Total Delinquent Receivables	2.11%	342	$5,557,498.04

Repossession Inventory:
Repossessed in the Current Collection Period		15	$248,244.77
Total Repossessed Inventory		26	$449,567.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2235%
Prior Collection Period			0.2742%
Current Collection Period			0.2649%
Three Month Average			0.2542%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4140%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer